CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC.	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Condensed Financial Information Of Parent Company Only Disclosure [Text Block]
26.	CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC.

The Company records its investment in subsidiaries under the equity method of accounting as prescribed in FASB ASC Topic 323, “Investments - Equity Method and Joint Ventures”. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Investments in subsidiaries” and the income of the subsidiaries is presented as “Equity in income of subsidiaries” on the statement of income.

These supplemental condensed parent company financial statements should be read in conjunction with the notes to the Company’s Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2012, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements.

CONDENSED BALANCE SHEETS

	December 31,
	2012	2011
Assets
Current assets
Cash	$50,158	$64,496
Prepaid expense and other current assets	89,940	73,830
Investments in subsidiaries	40,961,908	35,299,024
Total assets	$41,102,006	$35,437,350
Liabilities and Stockholders' equity
Current liabilities
Accrued expenses and other payables	1,346,714	1,096,382
Total liabilities	1,346,714	1,096,382
Total stockholders' equity	39,755,292	34,340,968
Total liabilities and stockholders' equity	$41,102,006	$35,437,350

CONDENSED STATEMENT OF INCOME

	For the Years Ended December 31,
	2012	2011	2010
General and administrative expenses	$(180,170)	$(771)	$-
Equity income of subsidiaries	4,668,927	9,954,479	7,748

Net income	$4,488,757	$9,953,708	$7,748

CONDENSED STATEMENT OF CASH FLOWS

	For the Years Ended December 31,
	2012	2011	2010

Net cash used in operating activities	$(14,338)	$10,976,260	$(208)
Net cash provided by investing activities	-	(12,322,324)	-
Net cash provided by financing activities	-	1,410,560	-
Cash as January 1	64,496	-	1,426
Cash as of December 31	$50,158	$64,496	$1,218	*

*Represents the balances of TODA International Inc. only.